Minimum Lease Commitments (Approximate Minimum Annual Gross Rental Payments And Gross Rental Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Minimum Lease Commitments [Abstract]
2012 - Payments	$ 4,189
2013 - Payments	3,989
2014 - Payments	3,313
2015 - Payments	2,933
2016 - Payments	2,927
2017 and thereafter - Payments	9,011
Total minimum future amounts - Payments	26,362
2012 - Income	2,454
2013 - Income	2,157
2014 - Income	1,694
2015 - Income	1,541
2016 - Income	1,043
2017 and thereafter - Income	1,513
Total minimum future amounts - Income	$ 10,402